Distribution Date:	08/17/23	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353DAU9	3.293700%	23,420,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	9,141,393.39	574,512.70	31,628.46	0.00	0.00	606,141.16	8,566,880.69	34.19%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	38,957,000.00	44.27	136,170.95	0.00	0.00	136,215.22	38,956,955.73	34.19%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	10,670,000.00	0.00	34,446.32	0.00	0.00	34,446.32	10,670,000.00	34.19%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	34.19%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	34.19%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	24.27%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	19.39%	17.13%
C	90353DBE4	5.200981%	36,222,000.00	36,222,000.00	0.00	156,991.61	0.00	0.00	156,991.61	36,222,000.00	14.21%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	11.13%	9.94%
D-RR	90353DAF2	5.200981%	20,674,000.00	20,674,000.00	0.00	89,604.23	0.00	0.00	89,604.23	20,674,000.00	8.17%	7.38%
E-RR	90353DAH8	5.200981%	9,056,000.00	9,056,000.00	0.00	39,250.07	0.00	0.00	39,250.07	9,056,000.00	6.88%	6.25%
F-RR	90353DAK1	5.200981%	9,055,000.00	9,055,000.00	0.00	39,245.74	0.00	0.00	39,245.74	9,055,000.00	5.59%	5.13%
G-RR	90353DAM7	5.200981%	9,056,000.00	9,056,000.00	0.00	39,250.07	0.00	0.00	39,250.07	9,056,000.00	4.29%	4.00%
NR-RR*	90353DAP0	5.200981%	32,197,824.00	30,051,728.95	0.00	34,264.53	0.00	0.00	34,264.53	30,051,728.95	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	700,519,122.34	574,556.97	2,456,337.21	0.00	0.00	3,030,894.18	699,944,565.37

X-A	90353DBA2	1.032824%	563,457,000.00	461,183,393.39	0.00	396,934.49	0.00	0.00	396,934.49	460,608,836.42
X-B	90353DBB0	0.405922%	139,858,000.00	139,858,000.00	0.00	47,309.53	0.00	0.00	47,309.53	139,858,000.00
X-D	90353DAA3	2.200981%	21,585,000.00	21,585,000.00	0.00	39,590.15	0.00	0.00	39,590.15	21,585,000.00
Notional SubTotal			724,900,000.00	622,626,393.39	0.00	483,834.17	0.00	0.00	483,834.17	622,051,836.42

Deal Distribution Total					574,556.97	2,940,171.38	0.00	0.00	3,514,728.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353DAV7	103.88537292	6.52892437	0.35943474	0.00000000	0.00000000	0.00000000	0.00000000	6.88835911	97.35644855
A-SB	90353DAW5	1,000.00000000	0.00113638	3.49541674	0.00000000	0.00000000	0.00000000	0.00000000	3.49655312	999.99886362
A-3	90353DAX3	1,000.00000000	0.00000000	3.22833365	0.00000000	0.00000000	0.00000000	0.00000000	3.22833365	1,000.00000000
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.33415079	0.00000000	0.00000000	0.00000000	0.00000000	4.33415079	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	4.33415062	0.00000000	0.00000000	0.00000000	0.00000000	4.33415062	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	4.33415084	0.00000000	0.00000000	0.00000000	0.00000000	4.33415084	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	4.33415130	0.00000000	0.00000000	0.00000000	0.00000000	4.33415130	1,000.00000000
G-RR	90353DAM7	1,000.00000000	0.00000000	4.33415084	0.00000000	0.00000000	0.00000000	0.00000000	4.33415084	1,000.00000000
NR-RR	90353DAP0	933.34658112	0.00000000	1.06418775	2.98107723	77.94839055	0.00000000	0.00000000	1.06418775	933.34658112
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	818.48906552	0.00000000	0.70446279	0.00000000	0.00000000	0.00000000	0.00000000	0.70446279	817.46936575
X-B	90353DBB0	1,000.00000000	0.00000000	0.33826832	0.00000000	0.00000000	0.00000000	0.00000000	0.33826832	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.83415103	0.00000000	0.00000000	0.00000000	0.00000000	1.83415103	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/23 - 07/30/23	30	0.00	31,628.46	0.00	31,628.46	0.00	0.00	0.00	31,628.46	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	136,170.95	0.00	136,170.95	0.00	0.00	0.00	136,170.95	0.00
A-3	07/01/23 - 07/30/23	30	0.00	34,446.32	0.00	34,446.32	0.00	0.00	0.00	34,446.32	0.00
A-4	07/01/23 - 07/30/23	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	07/01/23 - 07/30/23	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	07/01/23 - 07/30/23	30	0.00	396,934.49	0.00	396,934.49	0.00	0.00	0.00	396,934.49	0.00
X-B	07/01/23 - 07/30/23	30	0.00	47,309.53	0.00	47,309.53	0.00	0.00	0.00	47,309.53	0.00
A-S	07/01/23 - 07/30/23	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	07/01/23 - 07/30/23	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	07/01/23 - 07/30/23	30	0.00	156,991.61	0.00	156,991.61	0.00	0.00	0.00	156,991.61	0.00
X-D	07/01/23 - 07/30/23	30	0.00	39,590.15	0.00	39,590.15	0.00	0.00	0.00	39,590.15	0.00
D	07/01/23 - 07/30/23	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	07/01/23 - 07/30/23	30	0.00	89,604.23	0.00	89,604.23	0.00	0.00	0.00	89,604.23	0.00
E-RR	07/01/23 - 07/30/23	30	0.00	39,250.07	0.00	39,250.07	0.00	0.00	0.00	39,250.07	0.00
F-RR	07/01/23 - 07/30/23	30	0.00	39,245.74	0.00	39,245.74	0.00	0.00	0.00	39,245.74	0.00
G-RR	07/01/23 - 07/30/23	30	0.00	39,250.07	0.00	39,250.07	0.00	0.00	0.00	39,250.07	0.00
NR-RR	07/01/23 - 07/30/23	30	2,403,367.80	130,248.73	0.00	130,248.73	95,984.20	0.00	0.00	34,264.53	2,509,768.56
Totals			2,403,367.80	3,036,155.58	0.00	3,036,155.58	95,984.20	0.00	0.00	2,940,171.38	2,509,768.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,514,728.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,046,214.49	Master Servicing Fee	3,096.20
Interest Reductions due to Nonrecoverability Determination	(61,485.33)	Certificate Administrator Fee	5,248.06
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.61
ARD Interest	0.00	Operating Advisor Fee	1,200.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,984,729.16	Total Fees	10,033.29

Principal		Expenses/Reimbursements
Scheduled Principal	574,556.97	Reimbursement for Interest on Advances	1,588.45
Unscheduled Principal Collections		ASER Amount	18,343.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,592.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	574,556.97	Total Expenses/Reimbursements	34,524.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,940,171.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	574,556.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,514,728.35
Total Funds Collected	3,559,286.13	Total Funds Distributed	3,559,286.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	700,519,122.34	700,519,122.34	Beginning Certificate Balance	700,519,122.34
(-) Scheduled Principal Collections	574,556.97	574,556.97	(-) Principal Distributions	574,556.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	699,944,565.37	699,944,565.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	702,079,479.07	702,079,479.07	Ending Certificate Balance	699,944,565.37
Ending Actual Collateral Balance	701,554,338.25	701,554,338.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP
5,000,000 or less	13	46,447,633.18	6.64%	49	5.0065	2.056247	Less than 1.41	17	173,006,825.50	24.72%	58	5.3714	0.896785
5,000,001 to 10,000,000	26	205,321,494.73	29.33%	52	5.0606	2.443801	1.41 to 1.50	3	44,794,547.15	6.40%	59	5.1428	1.458384
10,000,001 to 15,000,000	11	130,838,875.29	18.69%	59	5.1085	1.618650	1.51 to 1.60	8	100,738,566.22	14.39%	58	5.0419	1.548614
15,000,001 to 20,000,000	7	124,775,758.63	17.83%	59	5.0704	1.671398	1.61 to 1.70	7	71,481,759.22	10.21%	59	5.2229	1.679149
20,000,001 to 25,000,000	3	68,602,317.39	9.80%	59	5.0804	1.554690	1.71 to 1.80	2	47,534,470.47	6.79%	60	4.9022	1.752622
25,000,001 to 35,000,000	3	93,934,405.80	13.42%	57	4.8209	1.745387	1.81 to 1.90	2	11,681,423.16	1.67%	60	5.3063	1.826148
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	53,823,121.73	7.69%	51	4.7054	1.927231
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	22,735,132.94	3.25%	58	4.9717	2.173545
Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007	2.26 to 2.50	4	35,885,748.21	5.13%	60	5.2593	2.385538
							2.51 to 2.75	1	10,800,000.00	1.54%	59	5.0220	2.530000
							2.76 or greater	12	97,438,890.42	13.92%	43	4.4010	4.320481
							Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP
							Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP
Arizona	3	25,246,688.96	3.61%	60	4.8306	2.227339
							Industrial	7	51,063,361.78	7.30%	59	5.0218	2.147910
Arkansas	1	15,000,000.00	2.14%	60	4.6900	1.780000
							Lodging	16	128,538,851.70	18.36%	60	5.5040	1.168797
California	6	46,664,104.72	6.67%	59	5.1536	1.932095
							Mixed Use	1	33,500,000.00	4.79%	53	4.4430	1.930000
Colorado	2	19,655,279.76	2.81%	59	5.0121	2.174082
							Mobile Home Park	3	17,116,998.91	2.45%	59	5.0582	2.101904
Florida	7	43,075,936.13	6.15%	59	5.3834	1.886695
							Multi-Family	5	51,575,730.79	7.37%	59	4.9321	2.255917
Georgia	1	5,788,121.73	0.83%	60	5.2800	1.910000
							Office	11	182,989,999.50	26.14%	58	5.0845	2.213578
Illinois	4	27,015,735.07	3.86%	59	5.5395	0.027151
							Other	2	29,500,000.00	4.21%	7	3.4729	3.481017
Indiana	1	11,987,397.54	1.71%	59	5.0500	1.700000
							Retail	20	171,885,542.37	24.56%	57	5.0547	1.691448
Maryland	1	8,100,000.00	1.16%	60	5.0900	1.910000
							Self Storage	1	3,750,000.00	0.54%	59	4.9630	3.420000
Massachusetts	1	43,637,635.57	6.23%	58	5.1760	1.400000
							Totals	70	699,944,565.37	100.00%	56	5.0497	1.904007
Michigan	3	41,555,970.31	5.94%	60	4.9263	2.235391

Missouri	3	14,446,347.30	2.06%	58	5.2921	2.022296

Nevada	2	26,989,937.03	3.86%	58	4.9510	1.529003

New Jersey	2	18,220,982.37	2.60%	58	4.9444	8.563029

New York	5	74,100,000.00	10.59%	35	4.2076	2.438124

Ohio	3	9,486,803.65	1.36%	60	5.3305	1.847803

Oklahoma	1	11,488,333.25	1.64%	59	5.1952	2.400000

Oregon	2	7,738,104.05	1.11%	60	5.4700	2.280000

Tennessee	3	32,733,250.27	4.68%	60	5.3040	1.549376

Texas	9	87,301,469.68	12.47%	55	5.1156	1.223403

Utah	2	14,064,088.13	2.01%	59	5.8751	0.998305

Virginia	4	85,624,299.53	12.23%	58	5.0320	1.728615

Totals	70	699,944,565.37	100.00%	56	5.0497	1.904007

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP
	4.6000% or less	8	100,220,982.37	14.32%	42	4.1163	2.902803	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	29,365,902.23	4.20%	60	4.7172	1.758802	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	108,515,339.57	15.50%	59	4.9483	1.805370	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	20	253,759,916.53	36.25%	57	5.0914	1.633464	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	6	59,908,856.08	8.56%	59	5.3342	3.544308	49 months or greater	63	669,920,485.02	95.71%	56	5.0364	1.922933
	5.4001% to 5.6000%	6	43,648,834.52	6.24%	59	5.4615	1.664350	Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007
	5.6001% to 5.8000%	8	43,948,277.44	6.28%	60	5.7055	0.862177
	5.8001% or greater	4	30,552,376.28	4.36%	60	6.0645	0.404233
	Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP
	60 months or less	63	669,920,485.02	95.71%	56	5.0364	1.922933	Interest Only	24	228,039,425.69	32.58%	49	4.6818	2.714282
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	39	441,881,059.33	63.13%	59	5.2195	1.514545
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	30,024,080.35	4.29%	59	5.3464	NAP			No outstanding loans in this group
Underwriter's Information		6	70,842,620.94	10.12%	59	5.0689	1.690007
	12 months or less	54	561,252,386.59	80.19%	55	5.0204	1.981091
	13 months to 24 months	3	37,825,477.49	5.40%	59	5.2131	1.496236
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	699,944,565.37	100.00%	56	5.0497	1.904007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	121,867.05	36,203.01	0.00	N/A	05/05/28	--	27,936,138.34	27,899,935.33	08/05/23
2A4	30299976				Actual/360	5.066%	81,244.70	24,135.34	0.00	N/A	05/05/28	--	18,624,092.22	18,599,956.88	08/05/23
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	108,182.36	28,724.95	0.00	N/A	06/06/28	--	24,271,855.82	24,243,130.87	08/06/23
3A2	30314878				Actual/360	5.176%	86,545.89	22,979.96	0.00	N/A	06/06/28	--	19,417,484.60	19,394,504.64	08/06/23
4	30314879	MU	New York	NY	Actual/360	4.443%	128,168.21	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	08/05/23
5A1	30314880	LO	Various	Various	Actual/360	5.000%	140,249.41	39,585.83	0.00	N/A	08/01/28	--	32,574,056.30	32,534,470.47	08/01/23
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	26,763.33	0.00	0.00	N/A	05/05/23	--	10,000,000.00	10,000,000.00	08/05/23
6A2A5	30314883				Actual/360	3.108%	26,763.33	0.00	0.00	N/A	05/05/23	--	10,000,000.00	10,000,000.00	08/05/23
6A2A6	30314884				Actual/360	3.108%	13,381.67	0.00	0.00	N/A	05/05/23	--	5,000,000.00	5,000,000.00	08/05/23
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	102,017.52	30,974.43	0.00	N/A	07/06/28	--	23,654,179.34	23,623,204.91	08/06/23
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	90,317.18	31,163.07	0.00	N/A	07/06/28	--	20,767,144.68	20,735,981.61	08/06/23
9	30314885	OF	Arlington	TX	Actual/360	4.970%	81,368.08	25,094.86	0.00	N/A	07/01/28	--	19,012,468.30	18,987,373.44	06/01/22
11	30314888	OF	Southfield	MI	Actual/360	5.400%	80,881.63	19,351.62	0.00	08/06/28	08/06/48	--	17,393,898.77	17,374,547.15	08/06/23
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	77,615.37	32,992.86	0.00	N/A	08/06/28	--	16,032,369.38	15,999,376.52	08/06/23
13	30314889	RT	Reno	NV	Actual/360	4.951%	74,267.75	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	08/05/23
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	44,501.03	13,336.39	0.00	N/A	06/06/28	--	9,508,485.96	9,495,149.57	08/06/23
14A2	30314890				Actual/360	5.435%	29,667.36	8,890.92	0.00	N/A	06/06/28	--	6,338,990.68	6,330,099.76	08/06/23
15	30314891	MF	Detroit	MI	Actual/360	4.333%	63,430.31	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	08/06/23
16	30314892	RT	Conway	AR	Actual/360	4.690%	60,579.17	0.00	0.00	N/A	08/06/28	--	15,000,000.00	15,000,000.00	08/06/23
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	63,661.13	15,936.00	0.00	N/A	08/06/28	--	13,975,246.91	13,959,310.91	08/06/23
18	30501322	LO	Matteson	IL	Actual/360	5.990%	0.00	0.00	0.00	N/A	08/06/28	--	11,920,253.93	11,920,253.93	03/06/20
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	47,691.76	18,480.92	0.00	N/A	08/01/28	--	11,684,383.15	11,665,902.23	08/01/23
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	52,183.33	12,602.46	0.00	N/A	07/06/28	--	12,000,000.00	11,987,397.54	08/06/23
21	30314896	MH	Monticello	MN	Actual/360	5.418%	54,819.63	0.00	0.00	N/A	08/06/28	--	11,750,000.00	11,750,000.00	08/06/23
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	45,363.63	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	08/06/23
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	51,446.91	11,666.75	0.00	N/A	07/06/28	--	11,500,000.00	11,488,333.25	07/06/23
24	30314897	LO	Austin	TX	Actual/360	5.170%	47,338.74	15,596.06	0.00	N/A	07/01/28	--	10,633,273.49	10,617,677.43	08/01/23
26	30314898	MF	New York	NY	Actual/360	5.450%	52,092.92	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	46,704.60	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	08/06/23
28	30314900	RT	Longview	TX	Actual/360	5.090%	47,337.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	08/06/23
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	40,862.58	14,655.84	0.00	N/A	07/06/28	--	9,584,592.87	9,569,937.03	08/06/23
30	30314901	OF	Richmond	VA	Actual/360	5.030%	43,313.89	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	08/01/23
31	30314902	OF	Madison	NJ	Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/23
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	43,658.33	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	08/01/23
33	30314904	RT	Chicago	IL	Actual/360	4.970%	41,213.73	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	08/01/23
34	30314905	RT	Clearwater Beach	FL	Actual/360	5.350%	42,001.16	11,048.14	0.00	N/A	08/01/28	--	9,116,924.43	9,105,876.29	07/01/23
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	34,674.18	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	08/06/23
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	31,838.52	13,709.70	0.00	N/A	07/01/28	--	8,234,692.07	8,220,982.37	08/01/23
37	30314907	LO	Seaside	OR	Actual/360	5.470%	36,525.47	16,315.78	0.00	N/A	08/01/28	--	7,754,419.83	7,738,104.05	08/01/23
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	34,110.38	10,506.73	0.00	N/A	07/06/28	--	8,245,639.67	8,235,132.94	08/06/23
39	30314909	RT	District Heights	MD	Actual/360	5.090%	35,502.75	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	08/01/23
40	30501207	LO	Provo	UT	Actual/360	6.008%	38,150.66	11,448.55	0.00	N/A	07/06/28	--	7,373,553.61	7,362,105.06	08/06/23
41	30314910	LO	Houston	TX	Actual/360	5.740%	34,274.83	14,119.84	0.00	N/A	07/06/28	--	6,934,325.51	6,920,205.67	07/06/20
42	30314911	MH	Longmont	CO	Actual/360	5.310%	34,131.45	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	08/06/23
43	30314912	IN	Livonia	MI	Actual/360	5.185%	32,101.52	8,391.51	0.00	N/A	08/06/28	--	7,189,814.67	7,181,423.16	08/06/23
44	30501208	LO	Sandy	UT	Actual/360	5.729%	33,103.53	8,815.43	0.00	N/A	07/06/28	--	6,710,798.50	6,701,983.07	08/06/23
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	29,787.80	8,132.70	0.00	N/A	08/01/28	--	6,809,504.70	6,801,372.00	08/01/23
46	30501194	LO	Savannah	GA	Actual/360	5.560%	30,271.14	8,593.17	0.00	N/A	07/06/28	--	6,323,040.96	6,314,447.79	08/06/23
47	30314914	MH	Various	OH	Actual/360	5.120%	27,883.96	7,487.70	0.00	N/A	08/06/28	--	6,324,486.61	6,316,998.91	08/06/23
48	30314915	LO	Jackson	CA	Actual/360	5.940%	30,035.00	11,606.52	0.00	N/A	07/05/28	--	5,871,946.19	5,860,339.67	08/05/23
49	30314916	RT	Mansfield	TX	Actual/360	5.070%	28,094.69	0.00	0.00	N/A	07/06/25	--	6,435,000.00	6,435,000.00	08/06/23
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	26,354.28	8,274.68	0.00	N/A	08/01/28	--	5,796,396.41	5,788,121.73	08/01/23
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	28,547.71	5,409.03	0.00	N/A	08/06/28	--	5,735,969.17	5,730,560.14	08/06/23
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	30,033.41	6,083.91	0.00	N/A	08/01/28	--	5,415,761.53	5,409,677.62	08/01/23
53	30314919	IN	Ontario	CA	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	08/01/23
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	21,389.06	6,183.10	0.00	N/A	06/06/28	--	4,491,664.24	4,485,481.14	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	30314921	IN	Houston	TX	Actual/360	4.920%	19,065.00	4,872.44	0.00	N/A	07/01/28	--	4,500,000.00	4,495,127.56	08/01/23
56	30314922	98	Long Island City	NY	Actual/360	5.500%	21,312.50	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	08/06/23
57	30314923	RT	Various	FL	Actual/360	5.060%	19,607.50	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	08/06/23
58	30314924	RT	Cedar Hill	TX	Actual/360	5.060%	18,454.29	0.00	0.00	N/A	07/06/25	--	4,235,000.00	4,235,000.00	07/06/20
59	30501318	LO	Florissant	MO	Actual/360	5.800%	17,592.47	7,060.66	0.00	N/A	08/06/28	--	3,522,407.96	3,515,347.30	08/06/23
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	16,026.35	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	08/06/23
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,742.30	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	08/06/23
62	30314926	IN	Warrensville Heights	OH	Actual/360	5.750%	15,715.37	4,126.11	0.00	N/A	08/01/28	--	3,173,930.85	3,169,804.74	08/01/23
63	30314927	OF	Irvine	CA	Actual/360	4.770%	11,090.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	08/01/23
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,810.17	0.00	0.00	08/06/28	08/06/33	--	980,000.00	980,000.00	08/06/23
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,617.76	0.00	0.00	08/06/28	08/06/33	--	931,000.00	931,000.00	08/06/23
Totals							2,984,729.16	574,556.97	0.00				700,519,122.34	699,944,565.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1	15,070,115.96	14,973,991.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,070,115.96	14,973,991.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	7,727,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,727,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,686,720.99	2,917,279.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	2,551,927.02	779,273.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A4	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A5	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A6	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,867,066.75	716,699.43	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,436,198.74	612,002.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	07/11/22	0.00	0.00	106,233.73	1,489,913.64	842,313.81	0.00
11	2,012,014.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,066,766.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,294,206.32	355,378.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	2,004,143.70	505,774.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	2,004,143.70	505,774.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,506,270.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,674,487.34	4,225,235.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,562,234.06	2,594,306.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(1,476,050.63)	0.00	--	--	11/14/22	4,634,314.37	559,708.66	(143.71)	2,284,516.97	1,740,578.81	0.00
19	1,097,294.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,077,506.91	1,068,587.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,711,476.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,549,737.30	0.00	--	--	--	0.00	0.00	63,088.90	63,088.90	0.00	0.00
24	1,098,564.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	746,481.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,399,061.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	985,652.88	268,657.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,173,431.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	4,946,588.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	7,064,738.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	3,042,871.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	806,487.14	643,315.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	830,329.04	0.00	--	--	--	0.00	0.00	53,029.67	53,029.67	0.00	0.00
35A2	7,499,636.84	7,491,160.41	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,982,658.74	495,233.68	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,331,756.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,169,283.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	500,246.13	804,995.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	921,375.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(1,191,746.34)	0.00	--	--	03/13/23	3,712,712.58	117,076.22	29,967.95	1,672,964.69	202,575.25	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	892,587.97	948,981.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	373,114.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	732,513.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	825,304.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	689,995.90	164,684.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	679,516.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	892,606.56	836,102.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	620,487.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,386,687.61	0.00	--	--	--	0.00	0.00	0.00	0.00	32,454.20	0.00
53	748,758.57	704,331.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	725,729.43	592,227.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	408,956.98	455,496.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	447,247.61	450,036.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(149,706.63)	0.00	--	--	03/13/23	0.00	196,889.32	18,403.23	473,087.09	219,351.19	0.00
59	571,356.81	548,148.36	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	654,972.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	291,203.98	56,254.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	611,807.38	174,922.81	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	240,018.48	349,121.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	22,768.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	76,158.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	220,701,771.66	59,234,731.97				8,347,026.95	873,674.20	270,579.79	6,036,600.96	3,037,273.26	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	0	0.00	4	42,062,833.04	3	25,984,342.06	2	23,222,373.44	0	0.00	0	0.00	0	0.00	5.049733%	5.033057%	56
07/17/23	0	0.00	0	0.00	4	42,102,047.74	3	26,004,606.04	2	23,247,468.30	0	0.00	0	0.00	0	0.00	5.049883%	5.033207%	57
06/16/23	0	0.00	0	0.00	4	42,144,806.04	3	26,027,058.41	2	23,275,073.60	0	0.00	0	0.00	0	0.00	4.958367%	4.941870%	54
05/17/23	0	0.00	0	0.00	4	42,183,652.18	3	26,047,106.96	2	23,299,943.88	0	0.00	0	0.00	0	0.00	4.958569%	4.942073%	55
04/17/23	0	0.00	0	0.00	4	42,226,055.37	3	26,069,351.88	2	23,327,332.74	0	0.00	0	0.00	0	0.00	4.958792%	4.942297%	56
03/17/23	0	0.00	0	0.00	4	42,264,536.22	3	26,089,187.14	2	23,351,980.31	0	0.00	0	0.00	0	0.00	4.958991%	4.942497%	57
02/17/23	0	0.00	0	0.00	4	42,314,077.59	3	26,115,837.48	2	23,384,420.10	0	0.00	0	0.00	0	0.00	4.959256%	4.942763%	58
01/18/23	0	0.00	0	0.00	4	42,352,163.01	3	26,135,438.34	2	23,408,824.40	0	0.00	0	0.00	0	0.00	4.959453%	4.942960%	59
12/16/22	0	0.00	0	0.00	4	42,412,157.65	4	30,412,020.86	1	19,198,124.70	0	0.00	0	0.00	0	0.00	4.959678%	4.943186%	60
11/18/22	0	0.00	0	0.00	4	42,477,610.88	4	26,222,687.48	1	19,224,964.25	0	0.00	0	0.00	1	15,805,616.74	4.959927%	4.943436%	61
10/17/22	0	0.00	0	0.00	5	60,537,012.30	4	44,263,825.92	0	0.00	0	0.00	0	0.00	0	0.00	4.963869%	4.947407%	62
09/16/22	0	0.00	0	0.00	5	60,601,894.08	4	44,309,064.90	0	0.00	0	0.00	0	0.00	0	0.00	4.964106%	4.947645%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30314885	06/01/22	13	6	106,233.73	1,489,913.64	992,520.34	19,349,630.16	01/08/21	7			10/04/22
18	30501322	03/06/20	40	6	(143.71)	2,284,516.97	3,924,933.89	12,644,474.38	09/06/19	2		10/30/19
23	30501247	07/06/23	0	B	63,088.90	63,088.90	0.00	11,500,000.00
34	30314905	07/01/23	0	B	53,029.67	53,029.67	0.00	9,116,924.43
41	30314910	07/06/20	36	6	29,967.95	1,672,964.69	1,707,776.84	7,420,786.49	05/14/20	2
58	30314924	07/06/20	36	6	18,403.23	473,087.09	427,777.82	4,235,000.00	06/11/20	7			01/03/23
Totals					270,579.79	6,036,600.96	7,053,008.89	64,266,815.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	25,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		10,670,000	6,435,000	0		4,235,000
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		644,989,018	593,097,097	6,920,206		44,971,716
> 60 Months		19,285,547	19,285,547	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	699,944,565	657,881,732	0	0	6,920,206	35,142,627
Jul-23	700,519,122	658,417,075	0	0	6,934,326	35,167,722
Jun-23	751,120,434	708,975,628	0	0	6,949,479	35,195,328
May-23	751,660,612	709,476,960	0	0	18,883,708	23,299,944
Apr-23	752,256,877	710,030,822	0	0	18,898,723	23,327,333
Mar-23	752,791,865	710,527,328	0	0	18,912,556	23,351,980
Feb-23	753,500,623	711,186,545	0	0	18,929,657	23,384,420
Jan-23	754,029,928	711,677,765	0	0	18,943,339	23,408,824
Dec-22	754,578,897	712,166,739	0	0	18,979,033	23,433,125
Nov-22	755,186,307	712,708,696	0	0	23,252,647	19,224,964
Oct-22	773,729,968	713,192,956	0	0	60,537,012	0
Sep-22	774,332,266	713,730,372	0	0	60,601,894	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6A2A4	30314882	10,000,000.00	10,000,000.00	1,636,000,000.00	01/31/18	31,454,205.33	3.78000	09/30/22	05/05/23	I/O
6A2A5	30314883	10,000,000.00	10,000,000.00	1,636,000,000.00	01/31/18	31,454,205.33	3.78000	09/30/22	05/05/23	I/O
6A2A6	30314884	5,000,000.00	5,000,000.00	1,636,000,000.00	01/31/18	31,454,205.33	3.78000	09/30/22	05/05/23	I/O
9	30314885	18,987,373.44	19,349,630.16	24,350,000.00	05/27/22	1,729,015.46	1.35000	12/31/21	07/01/28	299
18	30501322	11,920,253.93	12,644,474.38	14,670,000.00	09/08/22	(1,692,229.63)	(1.69000)	12/31/22	08/06/28	239
41	30314910	6,920,205.67	7,420,786.49	7,400,000.00	12/09/22	(1,230,701.06)	(2.12000)	12/31/22	07/06/28	238
58	30314924	4,235,000.00	4,235,000.00	6,900,000.00	10/28/22	(177,018.63)	(0.81000)	12/31/22	07/06/25	I/O
Totals		67,062,833.04	68,649,891.03	4,961,320,000.00		92,991,682.13

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					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6A2A4	30314882	98	NY	11/16/22	2
	No comments to report this cycle.

6A2A5	30314883	Various	Various	11/16/22	2
	No comments to report this cycle.

6A2A6	30314884	Various	Various	11/16/22	2
	No comments to report this cycle.

9	30314885	OF	TX	01/08/21	7

8/11/2023 - SS transfer date 1/8/2021 due to payment default. The Loan is collateralized by Copeland Tower and Stadium Place, two Class-B office buildings in Arlington, Texas. Copeland Tower is a 12-story building constructed in 1985 and contains 126,62 8 square feet of NRA on 6.4 acres. Stadium Place is a 5-story building containing 84,653 NRA square feet constructed in 1982 on 3.9 acres. The collateral was foreclosed on 10/5/2022 and title is held by the Trust. Leasing efforts are in progress to stab ilize occupancy in the buildings. New leases were executed recently with a 5,300 sf and 1,058 sf tenants in Copeland Tower. Multiplan, occupying 59k square feet, will be vacating Copeland Tower at lease

	expiration (02/2024).	Efforts to secure a replace ment tenant for Multiplan is in progress with a new leasing team. Additionally, the management team is addressing capital needs at the Property.
18	30501322	LO	IL	09/06/19	2

8/11/2023 - SS transfer date 9/24/2021. It is collateralized by a 5-story, 202-room, full-service lodging facility built in 1984. The Receiver was appointed on 11/13/19 and the flag is still in place. Efforts to sell the note have been unsuccessful;

	Noteh older is evaluating its rights and remedies and formulating a resolution strategy for this asset. Occupancy at the hotel was 41% for the month of July.

41	30314910	LO	TX	05/14/20	2

8/11/2023 - Loan transferred to new special servicer on 4/27/23; SS transfer date 5/14/2020. The loan is collateralized by a 206 key full-service Holiday Inn located in the Houston MSA. Receiver entered into a contract for sale of the property on

	3/22/202 3. Targeted closing in Q3 2023. Special servicer is reviewing additional rights and remedies for recovery on the loan.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
58	30314924	RT	TX	06/11/20	7

8/11/2023 - SS transfer date 9/24/2021. The Loan is collateralized by a vacant 32,880 square foot 1-story fitness center known as 24 Hour Fitness - Cedar Hill Village. The improvements were built in 2002 and the site encompasses approximately 4.505 acres. The Property was formerly tenanted by 24 Hour Fitness, which filed bankruptcy and vacated the Property in June 2020. The foreclosure occurred on 1/3/2023 and title is held by the Trust. Noteholder is moving forward with a lease with replacement tenant for the entire Premises. Upon completion of the Lease, Noteholder will review a resolution strategy for this asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
7	30501170	24,723,751.71	5.00850%	24,723,751.71	5.00850%	8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
37	30314907	8,345,333.87	5.47000%	8,345,333.87	5.47000%	8	06/10/20	02/28/20	06/11/20
40	30501207	0.00	6.00850%	0.00	6.00850%	8	03/31/22	03/31/22	04/07/22
44	30501208	0.00	5.72850%	0.00	5.72850%	10	05/04/22	05/04/22	06/09/22
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30314886 11/18/22	18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37	11.92%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	30314886	05/17/23	0.00	0.00	2,146,095.37	0.00	0.00	(48,287.89)	0.00	0.00	2,146,095.37
		11/18/22	0.00	0.00	2,194,383.26	0.00	0.00	2,194,383.26	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,146,095.37	0.00	0.00	2,146,095.37	0.00	0.00	2,146,095.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,092.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	44.97	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	61,485.33	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,265.83	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(24.78)	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	18,343.12	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	170.51	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131.92	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,592.96	0.00	0.00	18,343.12	0.00	61,485.33	1,588.45	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,009.86

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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